UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,082,507)	$ (3,532,596)	$ (3,729,106)	$ (5,067,734)
Less: net loss from discontinued operations		1,084,616	(318,656)	1,397,172
Net loss from continuing operations	(4,082,507)	(2,447,980)	(4,047,762)	(3,670,562)
Adjustments to reconcile net loss to net cash used in operating activities:
Derivative liability movements	101,945	(986,011)	(1,981,938)	(4,129,793)
Depreciation	8,333
Amortization of debt discount	801,460	1,500,143	1,692,110	2,637,656
Investment impairment charge	1,019,960
Loss on conversion of debt to equity	433,610	1,037,822	2,838,599	3,738,307
Loss on settlement of liabilities	50,164
Penalty on convertible notes		150,000	191,757
Provision against Receivables			129,995
Convertible notes issued for services		53,516	62,996	119,974
Shares issued for services	43,500		162,253	34,739
Stock based compensation	527,362	162,254		131,781
Amortization of right of use asset	24,451
Changes in Assets and Liabilities
Other current assets	42,390	1,441	4,521	(1,380)
Accounts payable and accrued expenses	95,227	416,573	249,815	58,476
Operating lease liabilities	(24,451)
Interest accruals	7,253	220,934	204,013	241,053
Cash used in operating activities - continuing operations	(951,303)	108,692	(493,641)	(839,749)
Cash used in operating activities - discontinued operations		(632,428)	(281,215)	(894,571)
CASH USED IN OPERATING ACTIVITIES	(951,303)	(523,736)	(774,856)	(1,734,320)
CASH FLOWS FROM INVESTING ACTIVITIES:
Plant and equipment purchased	(50,000)
Net cash used in investing activities - continuing operations	(50,000)
Net cash used in investing activities - discontinued operations		(2,441)		(291)
NET CASH USED IN INVESTING ACTIVITIES	(50,000)	(2,441)		(291)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share issuances	33,000		65,000
Proceeds from loans payable	85,000	199,455	264,435	267,491
Repayment of loans payable	(104,500)
Repayment of convertible notes	(703,164)		(138,000)	(394,226)
Proceeds from short term notes and convertible notes	1,602,100	300,327	859,453	2,021,867
Proceeds from federal relief funds	210,292
Net cash provided by financing activities - continuing operations			1,050,888	1,895,132
Net cash provided by financing activities - discontinued operations
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,122,728	499,782	1,050,888	1,895,132
Effect of exchange rate changes on cash and cash equivalents		8,408	(344,347)	(108,255)
NET DECREASE IN CASH	121,425	(17,987)	(68,315)	52,266
CASH AT BEGINNING OF PERIOD	2,979	71,294	71,294	19,028
CASH AT END OF PERIOD	124,404	53,307	2,979	71,294
CASH PAID FOR INTEREST AND TAXES:
Cash paid for income taxes
Cash paid for interest	340,242			61,007
NON CASH INVESTING AND FINANCING ACTIVITIES
Recognition of right of use lease	86,741
Notes payable including interest thereon converted to convertible notes payable			298,117	405,735
Conversion of convertible debt to equity	769,558	1,022,612	2,777,768	2,461,705
Conversion of loans payable to equity			791,857
Settlement of liabilities with equity	$ 100,164	$ 74,662
Inventory reclassed to fixed assets				$ 146,774